UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-5074
Dreyfus Basic U.S. Mortgage Securities Fund

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	9/30/04

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS BASIC U.S. MORTGAGE SECURITIES FUND

Statement of Investments
September 30, 2004(Unaudited)

		Principal
Bonds and Notes-	134.5%	Amount ($)		Value ($)

U.S. Government Agencies/Mortgage-Backed	108.7%

Government National Mortgage Association I:

5%		29,423,000	a	29,266,470
5%, 1/15/2034		1,180,666		1,176,971
5.5%, 5/15/2033-4/15/2034		65,088,454		66,413,315
5.5%, Ser. 2004-39, Cl. LC, 12/20/2029		5,055,000		5,306,170
6%		46,040,893	a	47,724,148
6%, 2/15/2026-9/15/2034		38,976,092		40,481,008
6.5%, 10/15/2010-6/15/2032		885,699		935,975
7%, 1/15/2024-2/15/2024		192,243		206,000
7.5%, 12/15/2023		33,124		35,878
8%, 4/15/2008-12/15/2022		1,054,013		1,139,409
8.5%, 2/15/2005-3/15/2022		154,566		171,371
9%, 11/15/2019-11/15/2022		37,655		42,520
9.5%, 9/15/2019-10/15/2020		17,092		19,369
Project Loans:
6.375%, 10/15/2033-1/15/2034		4,169,727		4,401,182
6.4%, 10/15/2033		1,752,007		1,825,363
6.45%, 3/15/2034		2,414,797		2,524,704
6.55%, 12/15/2033		669,033		697,045
6.6%, 5/15/2028		1,790,587		1,866,686
6.625%, 3/15/2029		575,645		612,342
6.7%, 3/15/2028		597,770		624,670
Stripped Securities, Interest Only Class:
Ser. 2002-88, Cl. GI, 5.5%, 6/20/2031		6,100,431	b	853,214
Ser. 2003-62, Cl. GI, 5%, 4/20/2025		4,397,156	b	316,082
				206,639,892

Government National Mortgage Association II:
3%, 7/20/2030-8/20/2030		509,803	c	512,051
3.375%, 4/20/2030		945,543	c	957,797
5.5%		33,600,000	a	34,167,000
6.5%, 5/20/2031-6/20/2031		1,833,852		1,934,127
7%, 12/20/2027-8/20/2031		3,103,625		3,306,887
9%, 1/20/2020-7/20/2025		76,340		85,742
9.5%, 9/20/2021-12/20/2021		32,952		37,306
				41,000,910

Federal Home Loan Mortgage Corp.:
Stripped Securities, Interest Only Class:
Ser. 1916, Cl. PI, 7%, 12/15/2011		103,558	b	10,009
Ser. 1987, Cl. PI, 7%, 9/15/2012		156,994	b	21,891
Ser. 1999, Cl. PW, 7%, 8/15/2026		1,884	b	12
Ser. 2167, Cl. AM, 7%, 11/15/2015		188,193	b	3,596
Ser. 2520, Cl. PI, 5.5%, 1/15/2026		3,708,070	b	144,409
Ser. 2532, Cl. IS, 5.5%, 11/15/2017		1,502,937	b	7,085
Ser. 2574, Cl. IB, 5.5%, 5/15/2026		4,680,469	b	549,224
Ser. 2581, Cl. IC, 5.5%, 6/15/2019		9,134,000	b	484,039
Ser. 2621, Cl. IO, 5%, 1/15/2026		2,654,375	b	305,782
Ser. 2627, Cl. UI, 5%, 7/15/2023		1,735,652	b	153,365
Ser. 2630, Cl. IK, 4.5%, 12/15/2008		7,388,620	b	242,737
Ser. 2632, Cl. IB, 5%, 6/15/2026		3,404,800	b	628,116
Ser. 2638, Cl. IN, 5%, 1/15/2019		2,013,600	b	207,699
Ser. 2645, Cl. ID, 5%, 12/15/2031		6,471,625	b	1,951,603

Ser. 2645, Cl. IW, 5%, 7/15/2026		7,273,122	b	862,712
Ser. 2750, Cl. IG, 5%, 12/15/2022		7,875,200	b	889,131
Ser. 2764, Cl. IQ, 5%, 1/15/2022		3,000,000	b	323,717
				6,785,127

Federal Housing Administration,
Project Loans,

7.2%, 2/1/2033		1,070,096		1,081,800

Federal National Mortgage Association:
5%, 1/1/2018-5/1/2018		1,048,198		1,067,706
6%, 8/1/2034-9/1/2034		3,023,589		3,133,106
6.406%, 1/1/2011		2,307,901		2,537,228
Stripped Securities, Interest Only Class:
Ser. 1997-74, Cl. PK, 7%, 11/18/2027		493,543	b	81,441
Ser. 2002-76, Cl. PI, 5.5%, 12/25/2025		3,611,206	b	144,500
Ser. 2003-8, Cl. PI, 5.5%, 10/25/2021		2,609,340	b	185,389
				7,149,370

Total U.S. Government Agencies/Mortgage-Backed				262,657,099

Asset-Backed Ctfs. - Home Equity	4.6%
Conseco Finance,

~~Ser. 2001-D, Cl.~~ A4, 5.53%, 2032		1,408,164		1,435,825

Equity One ABS,

~~Ser. 2004-3, Cl. A~~F3, 4.265%, 2034		1,707,000		1,719,890

Equivantage Home Equity Loan Trust,

~~Ser. 1996-2, Cl. A~~4, 8.05%, 2027		2,018,431		2,017,444

Residential Funding Mortgage Securities I,

~~Ser. 2004-HS2, C~~l. AI3, 4.4%, 2019		2,400,000		2,433,487

Saxon Asset Securities Trust,

~~Ser. 2004-2, Cl. A~~F2, 4.15%, 2035		2,465,000		2,482,056

The Money Store Home Equity Trust,

~~Ser. 1998-B, Cl. A~~F8, 6.11%, 2010		944,233		948,978
				11,037,680

Commercial Mortgage Pass-Through Ctfs.-	9.0%
Banc of America Structured Notes,

~~Ser. 2002-1A, CI.~~ A, 4.69%, 2014		4,500,000	c,d	4,363,594

CS First Boston Mortgage Securities,

~~Ser. 1998-C1, CI.~~ A1A, 6.26%, 2040		1,619,834		1,651,538

COMM,

~~Ser. 2001-FL5A,~~ Cl. G, 2.46%, 2013		7,000,000	c,d	5,604,375

Wachovia Bank Commercial Mortgage Trust:

Ser. 2002-WHL, Cl. L, 4.76%, 2015		7,300,000	c,d	7,192,578

~~Ser. 2003-WHL2,~~ Cl. K, 5.26%, 2013		3,000,000	c,d	2,979,457
				21,791,542

Residential Mortgage Pass-Through Ctfs. -	5.3%
Bank of America Mortgage Securities:
Ser. 2003-8, Cl. 3B3, 5.5%, 2033		493,992		466,900
Ser. 2004-1, Cl. 3B3, 5%, 2019		126,054		122,845
Ser. 2004-3, Cl. 3B3, 4.875%, 2019		193,455		185,695
Citicorp Mortgage Securities,
Ser. 1994-2, Cl. B1, 6%, 2009		296,238		306,518
Countrywide Alternative Loan Trust,
Ser. 2004-7T1, Cl. A1, 5.75%, 2034		4,516,061		4,642,659
Countrywide Home Loans,
Ser. 2002-19, Cl. B1, 5.948%, 2032		950,909		990,418
GMAC Mortgage Corporation Loan Trust,
Ser. 2004-J1, Cl. M3, 5.5%, 2034		1,258,077		1,201,243
Ocwen Residential MBS,

Ser. 1998-R1, Cl. B1, 7%, 2040		351,234	d	373,645
PNC Mortgage Securities:
Ser. 1998-14, Cl. CB4, 6.25%, 2029		2,149,997		2,235,567
Ser. 1999-9, Cl. 1B3, 7%, 2029		777,859		805,784
Residential Asset Securitization Trust:
Ser. 2003-A8, Cl. B3, 4.75%, 2018		777,410		742,427
Ser. 2003-A12, Cl. B3, 5%, 2018		322,200		312,212
Wells Fargo Mortgage Backed Securities,

~~Ser. 2002-F, Cl. B~~3, 5.474%, 2032		378,681	c	385,891
				12,771,804

U.S. Government-	6.9%
U.S. Treasury Notes:
1.625%, 1/31/2005		314,000	e	313,877
3.375%, 9/15/2009		1,612,000		1,612,819
3.5%, 8/15/2009		5,410,000		5,444,408
4.25%, 8/15/2014		9,070,000		9,167,775
				16,538,879

Total Bonds and Notes
(cost $ 327,248,550)				324,797,004

Short-Term Investments-	0.1%
U.S. Treasury Bills,
1.32%, 10/14/2004
(cost $ 254,879)		255,000	e	254,865

Total Investments

(cost $ 327,503,429)		134.6%		325,051,869

Liabilities, Less Cash and Receivables		-34.6%		(83,479,911)

Net Assets		100.0%		241,571,958

a- Purchased on a forward commitment basis.
b- Notional face amount shown.
c- Variable rate security-interest rate subject to periodic change.
d- Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers and are deemed to be liquid. At September 30, 2004, these securities amounted to $ 20,513,649 or 8.5% of net assets.
e- Wholly held by a broker as collateral for open financial futures positions.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Basic U.S. Mortgage Securities Fund

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E.Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 17, 2004

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	November 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)